Commitments and Contingencies (Details) $ in Thousands					1 Months Ended		12 Months Ended
	Jan. 03, 2022 USD ($)	Nov. 18, 2021 USD ($)	Nov. 15, 2021 USD ($) installment	Mar. 11, 2021 USD ($)	Feb. 28, 2021	Oct. 31, 2017 patent	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and Contingencies
Amount of matching contribution							$ 431	$ 287
Number of patents for which suit filed | patent						6
Number of patents for which testimony is limited | patent						1
Cure period					60 days
Damages sought value				$ 750
Number of installments | installment			2
Maximum
Commitments and Contingencies
Percentage of matching contribution							4.00%
Employee's contribution of up to 3%
Commitments and Contingencies
Percentage of matching contribution							3.00%
Employee's contribution between 3% and 4%
Commitments and Contingencies
Percentage of matching contribution							3.50%
Employee's contribution between 4% and 5%
Commitments and Contingencies
Percentage of matching contribution							4.00%
General and administrative expense
Commitments and Contingencies
Damages settled value			$ 425
General and administrative expense | First installment
Commitments and Contingencies
Damages settled value		$ 200
General and administrative expense | Second installment
Commitments and Contingencies
Damages settled value	$ 225